Financial Information of the Parent Company	12 Months Ended
Jun. 30, 2025
Financial Information of the Parent Company [Abstract]
FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 20 — FINANCIAL INFORMATION OF THE PARENT COMPANY

Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X require the financial information of the parent company to be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries exceeded 25% of the consolidated net assets of the Company, therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The interim financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the condensed statements of comprehensive income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated interim financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of June 30, 2025 and 2024, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

ICZOOM GROUP INC.

PARENT COMPANY BALANCE SHEETS

	June 30, 2025	June 30, 2024
ASSETS
Non-current asset
Investment in subsidiaries	$15,421,659	$15,380,714
Total asset	$15,421,659	$15,380,714

LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES	$—	$—

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Class A shares: 30,000,000 shares authorized with a par value of US$0.16, 8,151,910 shares issued and outstanding and 7,171,858 shares issued and outstanding as of June 30, 2025 and 2024, respectively;	1,304,306	1,147,497
Class B shares: 5,000,000 shares authorized with a par value of US$0.16 each, 3,829,500 shares issued and outstanding as of June 30, 2025 and June 30, 2024.	612,720	612,720
Additional paid-in capital	20,525,622	19,956,956
Statutory reserve	624,097	624,097
Accumulated deficit	(6,412,100)	(7,606,597)
Accumulated other comprehensive (loss)/ income	(1,232,986)	646,041
Total shareholders’ equity	15,421,659	15,380,714
Total liabilities and shareholders’ equity	$15,421,659	$15,380,714

*	Retrospectively restated for effect of 1-for-4 reverse split on October 2020 and 1-for-2 reverse split on August 8, 2022 of the ordinary shares, see Note 16.

ICZOOM GROUP INC.
PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)

	For the Years Ended June 30,
	2025	2024	2023
EQUITY IN EARNINGS/(LOSS) OF SUBSIDIARIES	$1,194,497	$(2,272,297)	$1,751,170
NET INCOME/(LOSS)	1,194,497	(2,272,297)	1,751,170
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(1,879,027)	839,409	(1,238,224)
COMPREHENSIVE (LOSS)/INCOME ATTRIBUTABLE TO THE COMPANY	$(684,530)	$(1,432,888)	$512,946

ICZOOM GROUP INC.
PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended June 30,
	2025	2024	2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income/(loss)	$1,194,497	$(2,272,297)	$1,751,170
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings/(loss) of subsidiaries	(1,194,497)	2,272,297	(1,751,170)
Net cash used in operating activities	—	—	—

CHANGES IN CASH AND RESTRICTED CASH	—	—	—
CASH AND RESTRICTED CASH, beginning of year	—	—	—
CASH AND RESTRICTED CASH, end of year	$—	$—	$—